Note 4 - Accounting Policies (Details Textual)	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Nov. 01, 2017 USD ($)
Impairment of Intangible Assets (Excluding Goodwill), Total									$ 0	$ 6,820,000
Indefinite-Lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure										2,900,000
Intangible Assets, Net (Excluding Goodwill), Total										9,700,000
Number of Reporting Units									1
Goodwill, Impairment Loss			$ 0	$ 0	$ 2,600,000	$ 500,000	$ 0	$ 3,058,000	$ 3,058,000	12,624,000
Goodwill		$ 0	0		$ 0		0		0	3,058,000
Foreign Currency Transaction Gain, before Tax			100,000	$ 200,000			200,000	$ 300,000		700,000
Severance Costs										400,000
Liability for Contingent Milestone Payment, Noncurrent			$ 0				$ 0		15,000,000	15,000,000
Deferred Income Tax Expense (Benefit), Total									$ 0	$ (1,367,000)
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants (in shares) | shares							18,900,000	300,000	300,000	23,000
Number of Operating Segments									1
Non-US [Member]
Intangible Assets, Net (Excluding Goodwill), Total									$ 25,300,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent											$ 15,000,000
Executive [Member]
Severance Costs	$ 500,000	$ 200,000							200,000
Severance Accrual									300,000
Restricted Cash for Headquarters in Warrington, Pennsylvania [Member]
Security Deposit									140,000
Restricted Cash for Offices in Taipei, Taiwan [Member]
Security Deposit									$ 10,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years				3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			10 years				10 years		10 years